Accounts receivable and others (Details 3) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of provision matrix [line items]
Trade and other receivables	R$ 134,846	R$ 67,856
Current [Member]
Disclosure of provision matrix [line items]
Trade and other receivables	106	22
31 to 90 days
Disclosure of provision matrix [line items]
Trade and other receivables	60	169
91 to 180 days
Disclosure of provision matrix [line items]
Trade and other receivables	2	5
181 to 360 days
Disclosure of provision matrix [line items]
Trade and other receivables	8	1
Over 360 days
Disclosure of provision matrix [line items]
Trade and other receivables	856	855
Current [Member]
Disclosure of provision matrix [line items]
Trade and other receivables	34,305	8,020
31 to 90 days
Disclosure of provision matrix [line items]
Trade and other receivables	19,611	15,025
91 to 180 days
Disclosure of provision matrix [line items]
Trade and other receivables	9,159	100
181 to 360 days
Disclosure of provision matrix [line items]
Trade and other receivables	15,316	20,967
Over 360 days
Disclosure of provision matrix [line items]
Trade and other receivables	R$ 55,423	R$ 22,692